Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

6. Revenue Recognition

Disaggregated Revenue

	For the Three Months Ended September 30,
	2021	2020
Types of Revenues:
Medical retail (amounts related to VIE discontinued operations of $943,012 and $1,259,120)	$943,012	$1,259,120
Medical wholesale (amounts related to VIE discontinued operations of $456,540 and $455,521)	456,540	455,521
Recreational wholesale (amounts related to VIE discontinued operations of $(47) and $143,561)	(47)	143,561
Other revenues (amounts related to VIE discontinued operations of $0 and $0)	-	-
Total revenues	$1,399,505	$1,858,202

	For the Nine Months Ended September 30,
	2021	2020
Types of Revenues:
Medical retail (amounts related to VIE discontinued operations of $3,196,912 and $3,531,304)	$3,196,912	$3,542,504
Medical wholesale (amounts related to VIE discontinued operations of $1,525,132 and $1,054,748)	1,525,132	1,055,448
Recreational wholesale (amounts related to VIE discontinued operations of $8,963 and $598,276)	8,963	1,367,831
Other revenues (amounts related to VIE discontinued operations of $(17,930) and $2,741)	(17,930)	2,741
Total revenues	$4,713,077	$5,968,524

6. REVENUE RECOGNITION

Disaggregated Revenue

	For the Years Ended December 31,
	2020	2019
Types of Revenues:
Medical retail (amounts related to VIE discontinued operations of $4,698,428 and $2,324,024, respectively)	$4,709,628	$2,337,024
Medical wholesale (amounts related to VIE discontinued operations of $1,319,944 and $374,458, respectively)	1,320,644	379,706
Recreational wholesale (amounts related to VIE discontinued operations of $837,414 and $753,405, respectively)	1,606,969	753,405
Other revenues (amounts related to VIE discontinued operations of $4,496 and $8,679, respectively)	4,496	8,679
Total revenues	$7,641,737	$3,478,814